Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of restatement of comparative balances

12.31.2022	As previously stated	Adjustments	Restated
STATEMENTS OF INCOME
NET OPERATING REVENUE	21,927,721	(1,392,380)	20,535,341
Operating costs	(16,928,407)	1,322,823	(15,605,584)
GROSS PROFIT	4,999,314	(69,557)	4,929,757
Selling expenses	(186,740)	11,071	(175,669)
General and administrative expenses	(803,721)	70,026	(733,695)
Other operational income (expenses)	(1,571,194)	20,996	(1,550,198)
Equity in earnings of investees	478,577	-	478,577
Profit before financial results and taxes	2,916,236	32,536	2,948,772
Financial results	(1,966,037)	(39,847)	(2,005,884)
Operating profit	950,199	(7,311)	942,888
Income tax and social contribution	199,122	81,977	281,099
Net income for the period - continuing operations	1,149,321	74,666	1,223,987
Result of discontinued operations	-	(74,666)	(74,666)
Net income	1,149,321	-	1,149,321
Attributed to controlling shareholders	1,112,007	-	1,112,007
Attributed to non-controlling interest	37,314	-	37,314
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	209,987	-	209,987
Total comprehensive income	1,359,308	-	1,359,308
Attributed to controlling shareholders	1,319,273	-	1,319,273
Attributed to non-controlling interest	40,035	-	40,035
STATEMENTS OF CASH FLOWS
Cash flow from operational activities	3,902,649	-	3,902,649
Net income	1,149,321	74,666	1,223,987
Profit adjustments	2,293,118	(306,736)	1,986,382
Changes in assets and liabilities	1,883,234	2,709	1,885,943
Taxes and charges paid	(1,423,024)	51,534	(1,371,490)
Equity in earnings of investees	-	177,827	177,827
Cash flow from investment activities	(2,774,996)	-	(2,774,996)
Property, plant and equipment and intangible assets	(2,880,829)	580,969	(2,299,860)
Other activities	105,833	(22,967)	82,866
Discontinued operations	-	(558,002)	(558,002)
Cash flow from financing activities	(1,922,041)	-	(1,922,041)
Issue of Debentures	305,928	-	305,928
Loan and lease payments	(60,200)	2,988	(57,212)
Other activities	(2,167,769)	-	(2,167,769)
Discontinued operations	-	(2,988)	(2,988)
Total effects on cash and cash equivalents	(794,388)	-	(794,388)

12.31.2021	As previously stated	Adjustments	Restated
STATEMENTS OF INCOME
NET OPERATING REVENUE	23,984,287	(3,008,071)	20,976,216
Operating costs	(19,119,637)	2,411,729	(16,707,908)
GROSS PROFIT	4,864,650	(596,342)	4,268,308
Selling expenses	(194,998)	8,316	(186,682)
General and administrative expenses	(924,561)	53,703	(870,858)
Hydrological risk renegotiation - GSF	1,570,543	-	1,570,543
Other operational income (expenses)	(235,910)	15,075	(220,835)
Equity in earnings of investees	366,314	-	366,314
Profit before financial results and taxes	5,446,038	(519,248)	4,926,790
Financial results	(327,361)	(19,004)	(346,365)
Operating profit	5,118,677	(538,252)	4,580,425
Income tax and social contribution	(1,259,632)	81,108	(1,178,524)
Net income for the period - continuing operations	3,859,045	(457,144)	3,401,901
Result of discontinued operations	1,189,557	457,144	1,646,701
Net income	5,048,602	-	5,048,602
Attributed to controlling shareholders	4,952,573	-	4,952,573
Attributed to non-controlling interest	96,029	-	96,029
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	152,745	-	152,745
Total comprehensive income	5,201,347	-	5,201,347
Attributed to controlling shareholders	5,105,174	-	5,105,174
Attributed to non-controlling interest	96,173	-	96,173
STATEMENTS OF CASH FLOWS
Cash flow from operational activities	3,386,832	-	3,386,832
Net income	3,859,045	(457,144)	3,401,901
Profit adjustments	(1,979,865)	150,773	(1,829,092)
Changes in assets and liabilities	2,675,188	(101,830)	2,573,358
Taxes and charges paid	(1,203,156)	(84,074)	(1,287,230)
Equity in earnings of investees	35,620	492,275	527,895
Cash flow from investment activities	31,908	-	31,908
Property, plant and equipment and intangible assets	(1,825,468)	14,277	(1,811,191)
Other activities	(586,976)	14,846	(572,130)
Discontinued operations	2,444,352	(29,123)	2,415,229
Cash flow from financing activities	(2,884,427)	-	(2,884,427)
Issue of Debentures	1,043,011	20,239	1,063,250
Loan and lease payments	(51,270)	2,485	(48,785)
Other activities	(3,874,318)	26,755	(3,847,563)
Discontinued operations	(1,850)	(49,479)	(51,329)
Total effects on cash and cash equivalents	534,313	-	534,313